Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies
Schedule of non-cancelable purchase commitments and commitments under other agreements

Purchase commitments		Years ended December 31,
(Thousands of dollars)	2014	2015	2016	2017	2018	Thereafter
Hog procurement contracts	$169,691	$113,004	$90,424	$70,651	$4,582	$-
Grain and feed ingredients	69,280	3,659	-	-	-	-
Grain purchase contracts for resale	536,367	-	-	-	-	-
Fuel supply contract	65,678	-	-	-	-	-
Equipment purchases and facility improvements	42,312	-	-	-	-	-
Construction of new dry bulk vessels	62,233	14,681	-	-	-	-
Other purchase commitments	14,268	3,413	1,465	34	35	103
Total firm purchase commitments	959,829	134,757	91,889	70,685	4,617	103
Vessel, time and voyage-charters	67,108	44,244	20,837	18,993	19,157	62,393
Contract grower finishing agreements	11,507	10,060	10,269	10,187	7,397	2,703
Other operating lease payments	19,726	21,277	20,825	22,194	22,615	232,419
Total unrecognized firm commitments	$1,058,170	$210,338	$143,820	$122,059	$53,786	$297,618